CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2018
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the Group’s ECL for the upside and downside scenarios using a 100 per cent weighting compared to the base case scenario; both stage allocation and the ECL are based on the single scenario only. All non-modelled provisions, including management judgement, remain unchanged.

	Upside £m	Downside £m
ECL allowance	2,626	3,424

Economic Assumptions [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The key UK economic assumptions made by the Group as at 31 December 2018 averaged over a five-year period are shown below:

Economic assumptions	Base Case %	Upside %	Downside %	Severe downside %
At 31 December 2018
Interest rate	1.25	2.34	1.30	0.71
Unemployment rate	4.5	3.9	5.3	6.9
House price growth	2.5	6.1	(4.8)	(7.5)
Commercial real estate price growth	0.4	5.3	(4.7)	(6.4)
At 1 January 2018
Interest rate	1.18	2.44	0.84	0.01
Unemployment rate	5.0	4.0	6.1	7.1
House price growth	2.7	7.0	(2.4)	(8.2)
Commercial real estate price growth	0.0	3.0	(2.5)	(5.4)
Economic assumptions – start to peak	Base Case %	Upside %	Downside %	Severe Downside %
At 31 December 2018
Interest rate	1.75	4.00	1.75	1.25
Unemployment rate	4.8	4.3	6.3	8.6
House price growth	13.7	34.9	0.6	(1.6)
Commercial real estate price growth	0.1	26.9	(0.5)	(0.5)
Economic assumptions – start to trough	Base Case %	Upside %	Downside %	Severe Downside %
At 31 December 2018
Interest rate	0.75	0.75	0.75	0.25
Unemployment rate	4.1	3.5	4.3	4.2
House price growth	0.4	2.3	(26.5)	(33.5)
Commercial real estate price growth	(0.1)	0.0	(23.8)	(33.8)

Economic Scenarios [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the extent to which a higher ECL allowance has been recognised to take account of forward looking information from the weighted multiple economic scenarios.

Impact of multiple economic scenarios	Base Case £m	Probability weighted £m	Difference £m
At 31 December 2018	2,951	3,213	262

Increase (Decrease) in House Price Index [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the impact on the Group’s ECL resulting from a decrease/increase in Loss Given Default for a 10 percentage point (pp) increase/decrease in the UK House Price Index (HPI).

	10pp increase in HPI	10pp decrease in HPI
ECL impact, £m	(114)	154

Increase (Decrease) in Unemployment [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Tables) [Line Items]
Explanation of credit risk management practices and how they relate to recognition and measurement of expected credit losses [text block]	The table below shows the impact on the Group’s ECL resulting from a decrease/increase for a 1 percentage point (pp) increase/decrease in the UK unemployment rate.

	1pp increase in unemployment	1pp decrease in unemployment
ECL impact, £m	172	(155)